CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
NET INCOME FOR THE YEAR	$ 977,445	$ 581,550	$ 1,337,137
Components of other comprehensive income (loss) that will not be reclassified to income before taxes
Other comprehensive (loss), before taxes, gains (losses) by new measurements on defined benefit plans	(21,769)	(21,198)	(9,935)
Total other comprehensive income (loss) that will not be reclassified to income before taxes	(21,769)	(21,198)	(9,935)
Components of other comprehensive income that will be reclassified to income before taxes
Currency translation differences income (losses) on currency translation, before tax	(379,186)	(12,423)	(32,563)
Other comprehensive income (loss), before taxes, currency translation differences	(379,186)	(12,423)	(32,563)
Cash flow hedges
Gains (losses) on cash flow hedges before taxes	14,681	(41,144)	52,017
Reclassification adjustment on cash flow hedges before tax	(40,898)	(26,568)	31,293
Amounts removed from equity and included in the carrying amount of non-financial assets (liabilities) that were acquired or incurred through a highly probable hedged forecast transaction, before tax	11,999	(11,112)	(8,143)
Other comprehensive income (losses), before taxes, cash flow hedges	(14,218)	(78,824)	75,167
Change in value of time value of options
Gains/(Losses) on change in value of time value of options before tax	(34,568)	25,751	(24,005)
Reclassification adjustments on change in value of time value of options before tax	37,265	28,818	19,946
Other comprehensive income (loss), before taxes, changes in the time value of the options	2,697	54,569	(4,059)
Total other comprehensive losses that will be reclassified to losses before taxes	(390,707)	(36,678)	38,545
Other components of other comprehensive income (loss), before taxes	(412,476)	(57,876)	28,610
Income tax relating to new measurements on defined benefit plans	909	751	567
Income tax relating to other comprehensive income that will not be reclassified to income	909	751	567
Income tax relating to other comprehensive income (loss) that will be reclassified to income
Income tax related to cash flow hedges in other comprehensive income (loss)	0	3,604	(235)
Income taxes related to components of other comprehensive loss will be reclassified to income	0	3,604	(235)
Total Other comprehensive income (loss)	(411,567)	(53,521)	28,942
Total comprehensive income (loss)	565,878	528,029	1,366,079
Comprehensive income (loss) attributable to owners of the parent company	565,547	515,687	1,367,315
Comprehensive income (loss) attributable to non-controlling interests	$ 331	$ 12,342	$ (1,236)